Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of May 2014

Collection Period	31-May-14	30/360 Days	30	Collection Period Start	1-May-14
Distribution Date	16-Jun-14	Actual/360 Days	32	Collection Period End	31-May-14
				Prior Month Settlement Date	15-May-14
				Current Month Settlement Date	16-Jun-14

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		858,773,177.61	735,284,859.53	710,873,676.93	0.853048
Yield Supplement Overcollaterization		25,439,844.30	20,042,656.07	19,062,756.85
Total Adjusted Portfolio		833,333,333.31	715,242,203.46	691,810,920.08
Total Adjusted Securities		833,333,333.31	715,242,203.46	691,810,920.08	0.830173
Class A-1 Notes	0.23000%	158,000,000.00	39,908,870.15	16,477,586.77	0.104289
Class A-2 Notes	0.40000%	222,000,000.00	222,000,000.00	222,000,000.00	1.000000
Class A-3 Notes	0.67000%	336,000,000.00	336,000,000.00	336,000,000.00	1.000000
Class A-4 Notes	1.30000%	84,000,000.00	84,000,000.00	84,000,000.00	1.000000
Certificates	0.00000%	33,333,333.31	33,333,333.31	33,333,333.31	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	23,431,283.38	8,159.15	148.2992619	0.0516402
Class A-2 Notes	0.00	74,000.00	-	0.3333333
Class A-3 Notes	0.00	187,600.00	-	0.5583333
Class A-4 Notes	0.00	91,000.00	-	1.0833333
Certificates	0.00	0.00	-	-
Total Securities	23,431,283.38	360,759.15

I. COLLECTIONS

Interest:
Interest Collections		1,752,169.25
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,752,169.25

Principal:
Principal Collections		24,025,490.49
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		24,025,490.49

Recoveries of Defaulted Receivables		211,139.76
Servicer Advances		24,462.64

Total Collections		26,013,262.14

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	38,985	715,242,203.46
Total Principal Payment		23,431,283.38
	38,472	691,810,920.08

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of May 2014

III. DISTRIBUTIONS

Total Collections	26,013,262.14
Reserve Account Draw	0.00
Total Available for Distribution	26,013,262.14

1. Reimbursement of Advance	9,253.90

2. Servicing Fee:
Servicing Fee Due	612,737.38
Servicing Fee Paid	612,737.38
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	8,159.15

Class A-1 Notes Monthly Interest Paid	8,159.15
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	74,000.00

Class A-2 Notes Monthly Interest Paid	74,000.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	187,600.00

Class A-3 Notes Monthly Interest Paid	187,600.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	91,000.00

Class A-4 Notes Monthly Interest Paid	91,000.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of May 2014

Total Note Monthly Interest
Total Note Monthly Interest Due	360,759.15
Total Note Monthly Interest Paid	360,759.15
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	25,030,511.71

4. Total Monthly Principal Paid on the Notes	23,431,283.38

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	23,431,283.38
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,599,228.33
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	1,599,228.33

V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,083,333.33
Required Reserve Account Amount	2,083,333.33
Beginning Reserve Account Balance	2,083,333.33
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,083,333.33

Required Reserve Account Amount for Next Period	2,083,333.33

VI. POOL STATISTICS

Weighted Average Coupon	2.89%
Weighted Average Remaining Maturity	51.17

Principal Recoveries of Defaulted Receivables	211,139.76
Principal on Defaulted Receivables	385,692.11
Pool Balance at Beginning of Collection Period	735,284,859.53
Net Loss Ratio	0.28%

Net Loss Ratio for Second Preceding Collection Period	0.26%
Net Loss Ratio for Preceding Collection Period	0.30%
Net Loss Ratio for Current Collection Period	0.28%
Average Net Loss Ratio	0.28%

Cumulative Net Losses for all Periods	902,052.76

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of May 2014

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,948,051.52	139
61-90 Days Delinquent	467,360.31	20
91-120 Days Delinquent	36,329.56	3
Total Delinquent Receivables:	3,451,741.39	162
61+ Days Delinquencies as Percentage of Receivables	0.07%	0.06%

Delinquency Ratio for Second Preceding Collection Period		0.04%
Delinquency Ratio for Preceding Collection Period		0.05%
Delinquency Ratio for Current Collection Period		0.06%
Average Delinquency Ratio		0.05%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO